Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Retained Earnings (accumulated deficit)	Accumulated other comprehensive Income (loss)	Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 640	$ 162,606,449	$ (10,496,810)	$ 131,022		$ 152,241,301
Balance (in Shares) at Dec. 31, 2023	5,622,954
Net loss			(3,355,366)			(3,355,366)
Foreign currency translation adjustment				11,974		11,974
Balance at Mar. 31, 2024	$ 640	162,606,449	(13,852,175)	142,997		148,897,910
Balance (in Shares) at Mar. 31, 2024	5,622,954
Balance at Dec. 31, 2024	$ 216	162,606,449	(19,173,063)	(225,386)		$ 143,208,215
Balance (in Shares) at Dec. 31, 2024	2,155,000					2,155,000
Net loss			(11,392,814)			$ (11,392,814)
Foreign currency translation adjustment				467,076		467,076
Business Combination	$ 1,712	(56,524,226)			56,522,514
Business Combination (in Shares)	17,121,978
Balance at Mar. 31, 2025	$ 1,928	$ 106,082,223	$ (30,565,877)	$ 241,690	$ 56,522,514	$ 132,282,477
Balance (in Shares) at Mar. 31, 2025	19,276,978					19,276,978